Intangible Assets and Goodwill (Details 5) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Item	Dec. 31, 2020 BRL (R$)
Intangible Assets and Goodwill
Number of CGUs | Item	2
Goodwill recognized through business combinations	R$ 387,074
Forecast period of cash flow projections	8 years
Impairment of intangible assets	R$ 0	R$ 0
Plurall Digital Transformation [member]
Intangible Assets and Goodwill
Amount invested for development project	20,808,000
Learning Systems [member]
Intangible Assets and Goodwill
Amount invested for development project	R$ 9,509,000